Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 13 – Related Party Transactions

The Bancorp had aggregate loans outstanding to directors and executive officers (with individual balances exceeding $120,000) of approximately $4,900,000 at December 31, 2013 and approximately $4,036,000 at December 31, 2012. For the year ended December 31, 2013, the following activity occurred on these loans:

(Dollars in thousands)
Aggregate balance at the beginning of the year	$4,036
New loans	2,004
Repayments	(1,140)
Aggregate balance at the end of the year	$4,900

Deposits from directors and executive officers totaled approximately $3,897,000 and $2,774,000 at December 31, 2013 and 2012, respectively.